Share-based payments - Nexters Long-Term Incentive Plan (Details)	6 Months Ended
Jun. 30, 2026 Options
Share-based payments
Total share options outstanding	224,021
ESOP options
Share-based payments
Total share options outstanding	201,947
LTIP - Modified Class B complex vesting options
Share-based payments
Total share options outstanding	22,074